LOCAL AND FOREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2019
LOCAL AND FOREIGN CURRENCY
Schedule of local and foreign currency - Current Assets

CURRENT ASSETS	12.31.2019	12.31.2018
	THCH$	THCH$
Cash and cash equivalent	157,567,986	137,538,613
USD	16,733,249	5,917,041
EUR	9,722	51,401
CLP	78,420,966	86,121,695
BRL	46,189,977	28,040,970
ARS	3,830,199	6,726,906
PGY	12,383,873	10,680,600

Other financial assets, current	347,278	683,567
CLP	275,407	355,126
BRL	13,498	14,040
ARS	16,575	300,359
PGY	41,798	14,042

Other non-financial assets, current	16,188,965	5,948,923
USD	893,571	45,053
EUR	615,636	—
UF	410,203	78,623
CLP	5,642,901	3,589,253
BRL	1,738,793	1,275,073
ARS	3,918,728	460,125
PGY	2,969,133	500,796

Trade accounts and other accounts receivable	191,077,588	174,113,323
USD	1,431,079	863,794
EUR	—	52,332
UF	453,469	1,414,800
CLP	83,328,449	73,028,244
BRL	79,586,461	66,585,089
ARS	19,088,164	25,000,141
PGY	7,189,966	7,168,923

Accounts receivable related entities	10,835,768	9,450,263
USD	45,644	26,557
CLP	9,157,922	6,911,814
ARS	1,632,202	2,511,892

Inventory	147,641,224	151,319,709
USD	6,027,076	2,197,382
EUR	—	12,522
CLP	48,320,784	50,130,341
BRL	43,820,564	36,797,523
ARS	34,262,914	46,394,230
PGY	15,209,886	15,787,711

Current tax assets	9,815,294	2,532,056
CLP	9,815,294	—
BRL	—	2,532,056

Total current assets	533,474,103	481,586,454
USD	25,130,619	9,049,827
EUR	625,358	116,255
UF	863,672	1,493,423
CLP	234,961,723	220,136,473
BRL	171,349,293	135,244,751
ARS	62,748,782	81,393,653
PGY	37,794,656	34,152,072

Schedule of local and foreign currency - Non-Current Assets

NON-CURRENT ASSETS	12.31.2019	12.31.2018
	ThCh$	ThCh$
Other non-current financial assets	110,784,311	97,362,295
UF	1,216,865	—
BRL	98,918,457	87,446,661
ARS	10,648,989	9,915,634

Other non-current, non-financial assets	125,636,150	34,977,264
USD	—	22,917
UF	318,533	314,283
CLP	47,531	47,532
BRL	122,922,979	32,070,120
ARS	2,223,600	2,315,682
PGY	123,507	206,730

Accounts receivable, non-current	523,769	1,270,697
UF	465,371	1,204,097
ARS	636	90
PGY	57,762	66,510

Accounts receivable related entities, non-current	283,118	74,340
CLP	283,118	74,340

Investments accounted for using the equity method	99,866,733	102,410,945
CLP	49,703,673	50,136,221
BRL	50,163,060	52,274,724
ARS	—	—

Intangible assets other than goodwill	675,075,375	668,822,553
USD	3,959,421	4,960,399
CLP	307,324,953	306,508,710
BRL	189,240,893	182,657,545
ARS	2,708,445	2,101,571
PGY	171,841,663	172,594,328

Goodwill	121,221,661	117,229,173
CLP	9,523,767	9,523,767
BRL	74,653,328	72,059,356
ARS	29,750,238	28,318,129
PGY	7,294,328	7,327,921

Property, plant & equipment	722,718,863	710,770,968
USD	—	—
EUR	—	381,732
CLP	282,861,852	271,625,978
BRL	251,080,517	252,674,783
ARS	119,784,304	117,532,176
PGY	68,992,190	68,556,299

Deferred tax assets	1,364,340	—
CLP	1,364,340	—

Total non-current assets	1,857,474,320	1,732,918,235
USD	3,959,421	4,983,316
EUR	—	381,732
UF	2,000,769	1,518,380
CLP	651,109,234	637,916,548
BRL	786,979,234	679,183,189
ARS	165,116,212	160,183,282
PGY	248,309,450	248,751,788

Schedule of local and foreign currency - Current Liabilities

	12.31.2019			12.31.2018

CURRENT LIABILITIES	Up to 90 days	90 days up to1 year	Total	Up to 90 days	90 days up to1 year	Total
	THCH$	THCH$	THCH$	THCH$	THCH$	THCH$
Other financial liabilities, current	9,719,894	30,873,984	40,593,878	9,377,421	46,737,556	56,114,977
USD	55,388	3,147,441	3,202,829	130,829	3,304,011	3,434,840
UF	7,535,228	11,836,936	19,372,164	7,831,899	10,536,509	18,368,408
CLP	842,221	11,700,946	12,543,167	—	9,681,676	9,681,676
BRL	1,153,072	2,119,141	3,272,213	1,413,622	20,833,877	22,247,499
ARS	75,060	704,921	779,981	1,071	1,357,285	1,358,356
PGY	58,925	1,364,599	1,423,524	—	1,024,198	1,024,198

Trade accounts and other accounts payable, current	228,259,216	15,441,337	243,700,553	234,715,484	3,394,363	238,109,847
USD	10,049,567	—	10,049,567	14,514,082	—	14,514,082
EUR	2,024,156	—	2,024,156	4,311,724	59,951	4,371,675
UF	2,044,871	—	2,044,871	192,055	—	192,055
CLP	84,602,547	15,441,337	100,043,884	81,099,246	3,334,412	84,433,658
BRL	75,051,089	—	75,051,089	68,940,973	—	68,940,973
ARS	40,826,489		40,826,489	54,846,437	—	54,846,437
PGY	13,660,497	—	13,660,497	10,805,605	—	10,805,605
Other currencies	—	—	—	5,362	—	5,362

Accounts payable to related entities, current	53,637,601	—	53,637,601	45,687,476	140,383	45,827,859
USD	—		—	—	—
CLP	28,471,399	—	28,471,399	27,729,583	140,383	27,869,966
BRL	19,279,132	—	19,279,132	12,478,179	—	12,478,179
ARS	5,887,070	—	5,887,070	5,479,714	—	5,479,714
PGY	—	—	—	—	—	—

Other current provisions	1,637,799	431,185	2,068,984	1,789,275	1,696,338	3,485,613
CLP	1,637,799	427,697	2,065,496	1,789,275	1,681,178	3,470,453
PGY	—	3,488	3,488	—	15,160	15,160

Current tax liabilities	3,097,223	3,665,044	6,762,267	4,302,370	5,036,242	9,338,612
CLP	896,975	—	896,975	4,302,370	1,184,842	5,487,212
BRL	2,107,381	—	2,107,381	—	—	—
ARS	92,867	3,446,054	3,538,921	—	2,980,634	2,980,634
PGY	—	218,990	218,990	—	870,766	870,766

Employee benefits current provisions	26,513,813	11,879,041	38,392,854	10,189,264	23,021,715	33,210,979
CLP	1,241,603	5,509,351	6,750,954	1,177,114	4,854,163	6,031,277
BRL	20,681,694	—	20,681,694	—	17,180,455	17,180,455
ARS	4,590,516	5,260,142	9,850,658	9,012,150	—	9,012,150
PGY	—	1,109,548	1,109,548	—	987,097	987,097

Other current non-financial liabilities	328,441	26,173,774	26,502,215	1,346,839	32,427,375	33,774,214
CLP	327,847	26,064,658	26,392,505	869,964	32,276,377	33,146,341
ARS	594	5,286	5,880	476,875	—	476,875
PGY	—	103,830	103,830	—	150,998	150,998

Total current liabilities	323,193,987	88,464,365	411,658,352	307,408,129	112,453,972	419,862,101
USD	10,104,955	3,147,441	13,252,396	14,644,911	3,304,011	17,948,922
EUR	2,024,156	—	2,024,156	4,311,724	59,951	4,371,675
UF	9,580,099	11,836,936	21,417,035	8,023,954	10,536,509	18,560,463
CLP	118,020,391	59,143,989	177,164,380	116,967,552	53,153,031	170,120,583
BRL	118,272,368	2,119,141	120,391,509	82,832,774	38,014,332	120,847,106
ARS	51,472,596	9,416,403	60,888,999	69,816,247	4,337,919	74,154,166
PGY	13,719,422	2,800,455	16,519,877	10,805,605	3,048,219	13,853,824
Other currencies	—	—	—	5,362	—	5,362

Schedule of local and foreign currency - Non-Current Liabilities

	12.31.2019				12.31.2018
	More	More than	More		More	More than
	than 1 year up	3 and up	than		than 1 year up	3 and up	More than
NON-CURRENT LIABILITIES	to 3	to 5	5 years	Total	to 3	to 5	5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities, non-current	34,794,568	299,661,490	408,870,999	743,327,057	28,642,101	276,409,074	411,512,603	716,563,778
USD	509,366	271,700,335	—	272,209,701	—	250,976,154	—	250,976,154
UF	22,584,954	24,627,105	400,393,581	447,605,640	25,634,958	23,105,123	402,045,609	450,785,690
CLP	7,926,056	—	—	7,926,056	—	—	—	—
BRL	3,319,514	3,334,050	8,477,418	15,130,982	3,007,143	2,327,797	9,466,994	14,801,934
ARS	55,222	—	—	55,222	—	—	—	—
PGY	399,456	—	—	399,456	—	—	—	—

Accounts payable, non-current	619,587	—	—	619,587	735,665	—	—	735,665
USD	—	—	—	—	585,289	—	—	585,289
CLP	618,509	—	—	618,509	148,680	—	—	148,680
ARS	1,078	—	—	1,078	1,696	—	—	1,696

Accounts payable related entities	19,777,812	—	—	19,777,812	—	—	—	—
BRL	19,777,812	—	—	19,777,812	—	—	—	—

Other provisions, non-current	968,404	66,070,162	—	67,038,566	3,448,042	55,518,871	—	58,966,913
CLP	—	—	—	—	2,500,000	—	—	2,500,000
BRL	—	66,070,162	—	66,070,162	—	55,518,871	—	55,518,871
ARS	968,404	—	—	968,404	948,042	—	—	948,042

Deferred Tax liabilities	12,834,788	49,848,536	106,766,423	169,449,747	16,607,605	101,512,040	27,126,303	145,245,948
UF	—	—	1,298,050	1,298,050	—	—	—	—
CLP	1,449,404	181,418	90,271,026	91,901,848	497,175	81,630,530	11,899,975	94,027,680
BRL	—	49,667,118	—	49,667,118	—	19,881,510	—	19,881,510
ARS	11,385,384	—	—	11,385,384	16,110,430	—	—	16,110,430
PGY	—	—	15,197,347	15,197,347	—	—	15,226,328	15,226,328

Employee benefits non-current provisions	1,114,051	148,954	8,910,349	10,173,354	742,297	240,148	8,433,096	9,415,541
CLP	461,587	148,954	8,910,349	9,520,890	230,528	240,148	8,433,096	8,903,772
ARS	88,090	—	—	88,090	—	—	—	—
PGY	564,374	—	—	564,374	511,769	—	—	511,769

Total non-current liabilities	70,109,210	415,729,142	524,547,771	1,010,386,123	50,175,710	433,680,133	447,072,002	930,927,845
USD	509,366	271,700,335	—	272,209,701	585,289	250,976,154	—	251,561,443
UF	22,584,954	24,627,105	401,691,631	448,903,690	25,634,958	23,105,123	402,045,609	450,785,690
CLP	10,455,556	330,372	99,181,375	109,967,303	3,376,383	81,870,678	20,333,071	105,580,132
BRL	23,097,326	119,071,330	8,477,418	150,646,074	3,007,143	77,728,178	9,466,994	90,202,315
ARS	12,498,178	—	—	12,498,178	17,060,168	—	—	17,060,168
PGY	963,830	—	15,197,347	16,161,177	511,769	—	15,226,328	15,738,097